Accounts Receivable, Net - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS AND NOTES RECEIVABLE NET [Abstract]
Accounts receivable	$ 30,288	$ 24,155
Less: Provision for losses on accounts receivables	(971)	(2,652)	(2,144)	(1,470)
Accounts receivable, net	$ 29,317	$ 21,503